Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 19, 2018
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Nov. 19, 2018
Document Effective Date	Nov. 19, 2018
Prospectus Date	Jul. 30, 2018
AIG Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	SDIAX
AIG Strategic Bond Fund | Class B
Prospectus:
Trading Symbol	SDIBX
AIG Strategic Bond Fund | Class C
Prospectus:
Trading Symbol	NAICX
AIG Strategic Bond Fund | Class W
Prospectus:
Trading Symbol	SDIWX